INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
The Company reviews the estimated useful lives of intangible assets at the end of each reporting period. The Company determined that the useful lives of the assets included as intangible assets are in accordance with their expected lives.

If any impairment indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). The recoverable amount is the higher of fair value less costs of disposal and value in use. The discount rate used is the appropriate weighted average cost of capital.

During the year, the Company considered the recoverability of its internally generated intangible asset which are included in the consolidated financial statements as of December 31, 2025 and 2024 with a carrying amount of 100,732 and 99,030, respectively.

As of December 31, 2025 and 2023, no impairment was recognized. As of December 31, 2024, the Company recognized an impairment for a total amount of 1,751.
Intangible assets as of December 31, 2025 included the following:

	Licenses and internal developments	Customer relationships and contracts	Platforms	Non-compete agreements	Trademarks	Cryptocurrencies	Total
Useful life (years)	3 - 5	1 - 9	4 - 8	3	1 - 9	—
Cost
Values at beginning of year	301,669	299,969	31,824	5,468	6,481	101	645,512
Additions related to business combinations	109	14,732	—	12	—	—	14,853
Additions from separate acquisitions	9,993	—	—	—	—	—	9,993
Additions from internal development	55,228	—	—	—	—	—	55,228
Derecognition	(20,492)	—	—	—	—	(101)	(20,593)
Translation	7,687	13,014	178	(47)	—	—	20,832
Values at end of year	354,194	327,715	32,002	5,433	6,481	—	725,825

Amortization and impairment
Accumulated at beginning of year	167,864	83,262	13,333	2,317	611	101	267,488
Additions	70,750	42,083	6,360	590	1,467	—	121,250
Derecognition	(19,220)	—	—	—	—	(101)	(19,321)
Translation	3,758	5,664	1,080	(45)	—	—	10,457
Accumulated at end of year	223,152	131,009	20,773	2,862	2,078	—	379,874
Carrying amount	131,042	196,706	11,229	2,571	4,403	—	345,951

Intangible assets as of December 31, 2024 included the following:

	Licenses and internal developments	Customer relationships and contracts	Platforms	Non-compete agreements	Trademarks	Cryptocurrencies	Total
Useful life (years)	3 - 5	1 - 9	4 - 8	3	1 - 9	—
Cost
Values at beginning of year	222,289	210,080	33,097	3,801	6,481	1,908	477,656
Additions related to business combinations	1,885	99,128	—	1,725	—	—	102,738
Additions from separate acquisitions	19,288	—	—	—	—	—	19,288
Additions from internal development	72,355	—	—	—	—	—	72,355
Derecognition	(11,454)	—	—	—	—	(1,807)	(13,261)
Translation	(2,694)	(9,239)	(1,273)	(58)	—	—	(13,264)
Values at end of year	301,669	299,969	31,824	5,468	6,481	101	645,512

Amortization and impairment
Accumulated at beginning of year	123,573	58,972	7,332	1,843	—	275	191,995
Additions	54,199	26,999	6,360	530	611	—	88,699
(Reversal) Impairment loss recognized in profit or loss	1,751	—	—	—	—	(174)	1,577
Derecognition	(10,951)	—	—	—	—	—	(10,951)
Translation	(708)	(2,709)	(359)	(56)	—	—	(3,832)
Accumulated at end of year	167,864	83,262	13,333	2,317	611	101	267,488
Carrying amount	133,805	216,707	18,491	3,151	5,870	—	378,024